PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - The company - Funded pension - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
Corporate bonds
Plan Assets
Fixed income instruments	Rp 314	Rp 340
Level 1
Plan Assets
Cash and cash equivalents	873	1,481
Equity-based mutual fund	1,336	1,233
Total	13,023	14,647
Level 1 | Finance
Plan Assets
Equity instruments	1,456	1,463
Level 1 | Consumer goods
Plan Assets
Equity instruments	1,336	1,411
Level 1 | Infrastructure, utilities and transportation
Plan Assets
Equity instruments	530	656
Level 1 | Construction, property and real estate
Plan Assets
Equity instruments	199	363
Level 1 | Basic industry and chemical
Plan Assets
Equity instruments	124	115
Level 1 | Trading, service and investment
Plan Assets
Equity instruments	420	388
Level 1 | Mining
Plan Assets
Equity instruments	112	92
Level 1 | Agriculture
Plan Assets
Equity instruments	55	46
Level 1 | Miscellaneous industries
Plan Assets
Equity instruments	362	377
Level 1 | Government bonds
Plan Assets
Fixed income instruments	6,166	6,968
Level 1 | Mutual funds
Plan Assets
Fixed income instruments	54	54
Unquoted
Plan Assets
Direct placement	288	237
Property	178	188
Others	308	314
Total	6,041	6,167
Unquoted | Corporate bonds
Plan Assets
Fixed income instruments	Rp 5,267	Rp 5,428